CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 202,768	$ 164,343	$ (224,425)
Fair value adjustments to hedging financial instruments	18,602	10,408	(7,695)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0	0	1,059
Fair value adjustments to available-for-sale securities	0	(1,101)	(4,608)
Earnings reclassification of previously deferred fair value adjustments to investment securities classified as available-for-sale securities	(631)	817	4,888
Other comprehensive income/(loss)	(63)	(2)	55
Other comprehensive income/(loss), net of tax	17,908	10,122	(6,301)
Comprehensive income/(loss)	$ 220,676	$ 174,465	$ (230,726)